UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

     Report for the Calendar Year or Quarter Ended September 30, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:        Errol M Rudman

Address:     153 East 53rd Street
             48th Floor
             New York, NY 10022

13F File Number: 28-2596

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Errol M Rudman
Title:       Investment Manager
Phone:       (212) 521-5160

Signature, Place and Date of Signing:

/s/ Errol M. Rudman             New York, New York          November 12, 2004
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
             NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  58

Form 13F Information Table Value Total:  $174,591
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                                                      FORM 13F INFORMATION TABLE
                                                            Errol M Rudman
                                                          September 30, 2004
                                                             Market
                                                             Value   Shares/   SH/  PUT/  Invstnt
Name Of issuer                   Title Of Class   Cusip      * 1000  Prn Amt   Prn  CALL  Dscrtn   Mngrs  Sole     Shared  None
AKAMAI TECHNOLOGIES INC          COM              00971T101    3282   233575   SH         SOLE             233575
AMGEN INC                        COM              031162100    8092   142445   SH         SOLE             142445
AMPHENOL CORP                    COM              032095101   10761   314105   SH         SOLE             314105
ASHLAND INC                      COM              044204105    3365    60000   SH         SOLE              60000
BOMBAY CO INC                    COM              097924104     550    75000   SH         SOLE              75000
CABLEVISION CORP                 CL A NYC CABLVS  12686C109    4090   201690   SH         SOLE             201690
CAREMARK RX INC                  COM              141705103    3335   104000   SH         SOLE             104000
CELL GENESYS INC                 COM              150921104     839    93500   SH         SOLE              93500
CIT GROUP INC                    COM              125581108    4419   118175   SH         SOLE             118175
CITIGROUP INC                    COM              172967101    5166   117100   SH         SOLE             117100
COMPUTER ASSOCIATES INTL INC     COM              204912109    5655   215000   SH         SOLE             215000
CONSECO INC                      COM              208464883    1766   100000   SH         SOLE             100000
DENDREON CORP                    COM              24823Q107     687    81650   SH         SOLE              81650
DESIGN WITHIN REACH INC          COM              250557105     566    32900   SH         SOLE              32900
DU PONT (E.I.) DE NEMOURS & CO.  COM              263534109    2174    50800   SH         SOLE              50800
EASTMAN KODAK CO                 COM              277461109    1611    50000   SH         SOLE              50000
ECHOSTAR COMMUNICATIONS NEW      CL A             278762109    2704    86900   SH         SOLE              86900
ENCYSIVE PHARACEUTICALS INC      COM              29256X107     732    81100   SH         SOLE              81100
FREESCALE SEMICONDUCTOR INC      COM CL A         35687M107    1344    94000   SH         SOLE              94000
HARMONIC INC                     COM              413160102     283    42500   SH         SOLE              42500
INTL PAPER CO                    COM              460146103    3435    85000   SH         SOLE              85000
PENNEY JC INC                    COM              708160106    1623    46000   SH         SOLE              46000
JPMORGAN & CHASE & CO            COM              46625H100    6010   151280   SH         SOLE             151280
KERYX BIOPHARMACEUTICALS INC     COM              492515101     608    54300   SH         SOLE              54300
LAIDLAW INTL INC                 COM              50730R102    2166   131700   SH         SOLE             131700
LEAPFROG ENTERPRISES INC         CL A             52186N106    3455   170600   SH         SOLE             170600
LIBERTY MEDIA CORP               COM SER A        530718105    6275   188076   SH         SOLE             188076
LIFEPOINT HOSPITALS INC          COM              53219L109    6167   205500   SH         SOLE             205500
LIONS GATE ENTMNT CORP           COM              535919203    3071   352950   SH         SOLE             352950
LYONDELL CHEMICAL CO             COM              552078107    2772   123400   SH         SOLE             123400
MCI INC                          COM              552691107    4196   250500   SH         SOLE             250500
MEDCO HEALTH SOLUTIONS INC       COM              58405U102    1624    52550   SH         SOLE              52550
MERCK & CO INC                   COM              589331107    3960   120000   SH         SOLE             120000
MERRILL LYNCH & CO INC           COM              590188108    4910    98750   SH         SOLE              98750
MOHAWK INDS INC                  COM              608190104    7213    90855   SH         SOLE              90855
NEKTAR THERAPEUTICS              COM              640268108    1252    86460   SH         SOLE              86460
NOVATEL WIRELESS INC             COM              66987M604    1450    61700   SH         SOLE              61700
OREGON STL MLS INC               COM              686079104     166    10000   SH         SOLE              10000
PMC-SIERRA INC                   COM              69344F106     661    75000   SH         SOLE              75000
PULTE HOMES INC                  COM              745867101    2700    44000   SH         SOLE              44000
QUALCOMM INC                     COM              747525103    1562    40000   SH         SOLE              40000
RITCHIE BROS AUCTIONEERS         COM              767744105    4506   147000   SH         SOLE             147000
SIRVA INC                        COM              82967Y104    2375   103700   SH         SOLE             103700
SMURFIT-STONE CONTAINER CORP     COM              832727101    2229   115050   SH         SOLE             115050
ST PAUL TRAVELERS INC            COM              792860108    2713    82050   SH         SOLE              82050
SYMBOL TECHNOLOGIES INC          COM              871508107    5750   454875   SH         SOLE             454875
TEKELEC                          COM              879101103    1101    66000   SH         SOLE              66000
TELIK INC                        COM              87959M109     830    37230   SH         SOLE              37230
TIME WARNER INC                  COM              887317105    3537   219150   SH         SOLE             219150
TIME WARNER TELECOM INC          CL A             887319101    3831   798220   SH         SOLE             798220
TIMKEN CO                        COM              887389104    2865   116375   SH         SOLE             116375
TORO CO                          COM              891092108    1506    22050   SH         SOLE              22050
VERINT SYS INC                   COM              92343X100    5998   162820   SH         SOLE             162820
VIACOM INC                       CL B             925524308    2416    72000   SH         SOLE              72000
WORLD WRESTLING ENTMT INC        CL A             98156Q108    1147    93900   SH         SOLE              93900
XILINX INC                       COM              983919101     675    25000   SH         SOLE              25000
***ACCENTURE LTD BERMUDA         CL A             G1150G111    3034   112175   SH         SOLE             112175
DISNEY (WALT) CO                 CALL             254687106    3383   150000   SH   CALL  SOLE             150000

                                                             174591  7510656

70300.0000 #504812